Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	28 Months Ended				35 Months Ended		36 Months Ended		40 Months Ended		60 Months Ended		86 Months Ended		120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023	Dec. 15, 2022	Dec. 14, 2022	Apr. 11, 2022	Mar. 31, 2022	Dec. 15, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Feb. 09, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000134841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)
Account Value	$ 14,109.5	$ 14,109.5		$ 14,109.5		$ 14,109.5		$ 14,109.5		$ 14,109.5		$ 14,109.5		$ 14,109.5		$ 14,109.5		$ 12,994.08	$ 12,224.78				$ 12,809.41		$ 14,584.75	$ 9,389.29	$ 11,341.9	$ 11,561.54		$ 9,601.08	$ 8,540.14	$ 9,425.39
Average Annual Return, Percent	2.32%											7.21%				3.50%
C000134841 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load
Average Annual Return, Percent	8.58%											8.49%				4.12%
C000134842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class I/REEIX)
Account Value	$ 383,348.85	383,348.85		383,348.85		383,348.85		383,348.85		383,348.85		$ 383,348.85		383,348.85		$ 383,348.85		351,986.24	330,385.5				345,504.69		392,495.42	251,965.15	303,461.15	308,738.04		255,545.8	227,041.19	250,000
Average Annual Return, Percent	8.91%											8.76%				4.37%
C000175516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Equity Fund (Class R6/RREMX)
Account Value	$ 383,676.73	383,676.73		383,676.73		383,676.73		383,676.73		383,676.73		$ 383,676.73		383,676.73		$ 383,676.73		352,693.61	330,880.67				345,951.52		393,069.84	252,458.81	304,040.56	309,029.9		256,175.77	227,407.44	250,000
Average Annual Return, Percent	8.79%											8.73%				4.38%	[1]
C000138515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)
Account Value	$ 12,422	12,422		12,422		12,422		12,422		12,422		$ 12,422		12,422		$ 12,422		11,727.67	11,078.47				11,024.33		11,347.42	10,660	10,623.37	10,270.01		10,190.28	9,968.27	9,851.78
Average Annual Return, Percent	4.31%											2.79%				2.19%
C000138515 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load
Average Annual Return, Percent	5.93%											3.11%				2.35%
C000135576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)
Account Value	$ 12,724.59	12,724.59		12,724.59		12,724.59		12,724.59		12,724.59		$ 12,724.59		12,724.59		$ 12,724.59		11,988.28	11,324.77				11,258.13		11,565.79	10,875.02	10,826.84	10,445.6		10,364.29	10,128.35	10,000
Average Annual Return, Percent	6.14%											3.19%				2.44%
C000138516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)
Account Value	$ 12,929	12,929		12,929		12,929		12,929		12,929		$ 12,929		12,929		$ 12,929		12,226	11,262				11,084		11,289	10,672	10,744	10,427		10,302	10,116	10,000
Average Annual Return, Percent	5.74%											3.91%				2.60%
C000135577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)
Account Value	$ 13,031.38	13,031.38		13,031.38		13,031.38		13,031.38		13,031.38		$ 13,031.38		13,031.38		$ 13,031.38		12,323.41	11,339.56				11,149.35		11,344.04	10,713.22	10,763.73	10,446.14		10,300.06	10,123.91	10,000
Average Annual Return, Percent	5.75%											4.00%				2.68%
C000217814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)
Account Value	$ 22,141.59	22,141.59		22,141.59		22,141.59		22,141.59		22,141.59		$ 22,141.59		22,141.59		$ 22,141.59		21,382.11	18,452.63				20,888.13		20,307.83	12,597.36	14,041.25	13,217.9		10,530.8	9,359.31	9,424.13
Average Annual Return, Percent	(2.42%)											10.62%				8.27%	[2]
C000217814 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load
Average Annual Return, Percent	3.55%											11.94%				8.92%	[2]
C000146417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class I/RGOIX)
Account Value	$ 239,862.23	239,862.23		239,862.23		239,862.23		239,862.23		239,862.23		$ 239,862.23		239,862.23		$ 239,862.23		231,081.06	198,824.24				224,497.99		217,780.49	134,649.12	149,772.54	140,639.14		111,876.46	99,371.65	100,000
Average Annual Return, Percent	3.80%											12.24%				9.14%
C000175517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Opportunities Fund (Class R6/RGORX)
Account Value	$ 602,602.25	602,602.25		602,602.25		602,602.25		602,602.25		602,602.25		$ 602,602.25		602,602.25		$ 602,602.25		580,033.56	499,045.08				562,947.79		545,984.75	337,528.96	375,063.7	352,044.55		279,835.24	248,553.42	250,000
Average Annual Return, Percent	3.89%											12.29%				9.20%	[3]
C000195520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)
Account Value	$ 10,984.2	10,984.2		10,984.2		$ 10,984.2		10,984.2		10,984.2		$ 10,984.2		10,984.2		$ 10,984.2		10,337.17	9,357.26				9,979.8		11,235.44	6,413.75	8,428.8	9,602.92	$ 9,425.07
Average Annual Return, Percent	0.16%					1.32%	[4]					10.05%	[4]
C000195520 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load
Average Annual Return, Percent	6.26%					2.17%	[4]					11.36%	[4]
C000195521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class I/REMVX)
Account Value	$ 296,200.31	296,200.31		296,200.31		$ 296,200.31		296,200.31		296,200.31		$ 296,200.31		$ 296,200.31		296,200.31		278,040.31	250,994.33				267,311.53		300,186.38	170,937.26	224,070.91	254,750	250,000
Average Annual Return, Percent	6.53%											11.62%		2.40%	[5]
C000195522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)
Account Value	$ 297,699.77	297,699.77		297,699.77		297,699.77		297,699.77		297,699.77		$ 297,699.77		$ 297,699.77		297,699.77		279,656.91	251,938.81				268,040.28		300,620.43	171,352.85	224,227.26	254,750	250,000
Average Annual Return, Percent	6.45%											11.68%		2.48%	[6]
C000232919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class A/RGELX)— including sales load (5.75%)
Account Value	$ 9,856.19	9,856.19		9,856.19		9,856.19		9,856.19		$ 9,856.19		$ 9,856.19		$ 9,856.19		9,856.19		9,290.66	7,682.66				8,510.84	$ 9,425.07
Average Annual Return, Percent	0.02%									(0.44%)	[7]
C000232919 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class A/RGELX)
Average Annual Return, Percent	6.09%									1.37%	[7]
C000232918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class I/RGLIX)
Account Value	$ 105,464.22	105,464.22		105,464.22		105,464.22		105,464.22		$ 105,464.22		105,464.22		105,464.22		105,464.22		99,180.24	81,834.64				90,400	100,000
Average Annual Return, Percent	6.34%									1.63%	[8]
C000232920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Global Equity Leaders Fund (Class R6/RGRLX)
Account Value	$ 264,056.2	264,056.2		264,056.2		264,056.2		264,056.2		$ 264,056.2		264,056.2		264,056.2		264,056.2		248,204.04	204,697.23				226,000	250,000
Average Annual Return, Percent	6.39%									1.68%	[9]
C000235076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)
Account Value	$ 9,633.94	9,633.94		9,633.94		9,633.94		$ 9,633.94		$ 9,633.94		9,633.94		9,633.94		9,633.94		7,656.45	8,886.29			$ 9,425.07
Average Annual Return, Percent	18.55%							(1.25%)	[10]
C000235076 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class A/RCEAX) — excluding sales load
Average Annual Return, Percent	25.83%							0.74%	[10]
C000235077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class I/RBCIX)
Account Value	$ 102,947.9	102,947.9		102,947.9		102,947.9		$ 102,947.9		102,947.9		102,947.9		102,947.9		102,947.9		81,614.99	94,560.85			100,000
Average Annual Return, Percent	26.14%							0.98%	[11]
C000235075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC China Equity Fund (Class R6/RBCRX)
Account Value	$ 257,735.55	257,735.55		257,735.55		257,735.55		$ 257,735.55		257,735.55		257,735.55		257,735.55		257,735.55		204,226.87	236,489.62			250,000
Average Annual Return, Percent	26.20%							1.03%	[12]
C000240113 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)
Account Value	$ 11,626.66	11,626.66		$ 11,626.66		11,626.66		$ 11,626.66		11,626.66		11,626.66		11,626.66		11,626.66		11,637.99	9,802.07	$ 9,425.07
Average Annual Return, Percent	(5.85%)			6.80%	[13]
C000240113 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load
Average Annual Return, Percent	(0.10%)			9.60%	[13]
C000240114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)
Account Value	$ 310,268.45	310,268.45		$ 310,268.45		310,268.45		310,268.45		310,268.45		310,268.45		310,268.45		310,268.45		309,875.64	260,250	250,000
Average Annual Return, Percent	0.13%			9.89%	[14]
C000240115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)
Account Value	$ 310,240.81	310,240.81		$ 310,240.81		310,240.81		310,240.81		310,240.81		310,240.81		310,240.81		310,240.81		309,667.4	260,250	250,000
Average Annual Return, Percent	0.18%			9.88%	[15]
C000240118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)
Account Value	$ 11,555.05	$ 11,555.05		$ 11,555.05		11,555.05		11,555.05		11,555.05		11,555.05		11,555.05		11,555.05		11,449.62	9,839.77		$ 9,425.07
Average Annual Return, Percent	(4.88%)	6.51%	[16]
C000240118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class A/RIEAX) — excluding sales load
Average Annual Return, Percent	0.92%	9.29%	[16]
C000240117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class I/RIEIX)
Account Value	$ 123,313.83	$ 123,313.83		123,313.83		123,313.83		123,313.83		123,313.83		123,313.83		123,313.83		123,313.83		121,868.04	104,500		100,000
Average Annual Return, Percent	1.19%	9.57%	[17]
C000240116 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Equity Fund (Class R6/RIERX)
Account Value	$ 308,852.68	$ 308,852.68		308,852.68		308,852.68		308,852.68		308,852.68		308,852.68		308,852.68		308,852.68		305,068.78	261,250		250,000
Average Annual Return, Percent	1.24%	9.66%	[18]
C000240120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)
Account Value	$ 11,284.11	$ 11,284.11		11,284.11		11,284.11		11,284.11		11,284.11		11,284.11		11,284.11		11,284.11		10,483.09	9,660.7		9,425.07
Average Annual Return, Percent	1.41%	5.41%	[19]
C000240120 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load
Average Annual Return, Percent	7.64%	8.17%	[19]
C000240121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class I/RISIX)
Account Value	$ 120,416.39	$ 120,416.39		120,416.39		120,416.39		120,416.39		120,416.39		120,416.39		120,416.39		120,416.39		111,597.76	102,600		100,000
Average Annual Return, Percent	7.90%	8.44%	[20]
C000240119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC International Small Cap Equity Fund (Class R6/RISRX)
Account Value	$ 301,333.17	$ 301,333.17		301,333.17		301,333.17		301,333.17		301,333.17		301,333.17		301,333.17		301,333.17		279,130.38	256,500		250,000
Average Annual Return, Percent	7.95%	8.48%	[21]
MSCI Emerging Markets Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return USD Index
Account Value	$ 11,475.10054	$ 11,475.10054		$ 11,475.10054		$ 11,475.10054		11,475.10054		11,475.10054		$ 11,475.10054		$ 11,475.10054		$ 11,475.10054		10,615.67413	9,815.618249	10,000			10,991.95391		12,401.40042	7,829.762211	9,512.058572	10,273.28518	$ 10,000	10,311.80267	8,797.343099	10,000
Average Annual Return, Percent	8.09%			8.76%		1.95%						7.94%		1.95%		3.71%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index (Regulatory Benchmark)
Account Value	$ 11,563.90859	11,563.90859		$ 11,563.90859		$ 11,563.90859		11,563.90859		11,563.90859		$ 11,563.90859		$ 11,563.90859		$ 11,563.90859		11,025.88891	10,841.80379				11,386.45207		11,879.70788	11,795.92478	10,828.53287	10,364.13572		10,240.96517	10,196.05205	10,000
Average Annual Return, Percent	4.88%											(0.40%)				1.46%
ICE BofA 1 3 Year US Corporate And Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)
Account Value	$ 11,888	11,888		11,888		11,888		11,888		11,888		$ 11,888		11,888		$ 11,888		11,253.14916	10,866.18636				10,841.24544		11,171.05293	10,984.90237	10,516.4399	10,204.13923		10,176.00899	10,105.61457	10,000
Average Annual Return, Percent	5.65%											1.59%				1.74%
ICE BofA US 1 Year Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)
Account Value	$ 12,038.2635	12,038.2635		12,038.2635		12,038.2635		12,038.2635		12,038.2635		$ 12,038.2635		12,038.2635		$ 12,038.2635		11,455.99698	10,969.43644				10,781.52015		10,854.07908	10,826.58605	10,432.61373	10,189.33346		10,112.61751	10,049.12844	10,000
Average Annual Return, Percent	5.08%											2.14%				1.87%
MSCI ACWI Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return USD Index
Account Value	$ 23,325.10073	23,325.10073		23,325.10073		23,325.10073		23,325.10073		$ 23,325.10073		$ 23,325.10073		23,325.10073		$ 23,325.10073		21,768.62475	17,667.0369				$ 19,086.65709	$ 10,000	$ 17,791.65603	$ 11,508.19543	$ 12,967.72826	$ 12,638.98458		$ 11,005.1379	$ 9,566.211196	$ 10,000
Average Annual Return, Percent	7.15%									5.09%		15.18%				8.84%
MSCI China Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Net Total Return USD Index (Regulatory Benchmark)
Account Value	$ 11,598.21951	11,598.21951		11,598.21951		11,598.21951		$ 11,598.21951		$ 11,598.21951		$ 11,598.21951		11,598.21951		$ 11,598.21951		8,258.27604	9,955.907483			10,000
Average Annual Return, Percent	40.44%							5.12%
MSCI China All Shares Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)
Account Value	$ 10,445.23135	10,445.23135		10,445.23135		10,445.23135		$ 10,445.23135		10,445.23135		10,445.23135		10,445.23135		10,445.23135		8,130.79707	9,752.875032			$ 10,000
Average Annual Return, Percent	28.47%							1.48%
MSCI Emerging Markets ex China Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)
Account Value	$ 12,126.02031	12,126.02031		$ 12,126.02031		12,126.02031		$ 12,126.02031		12,126.02031		12,126.02031		12,126.02031		12,126.02031		12,391.45803	10,282.3914199999	$ 10,000
Average Annual Return, Percent	(2.14%)			8.78%
MSCI EAFE Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Total Return Net Index
Account Value	$ 12,670.49035	$ 12,670.49035		$ 12,670.49035		12,670.49035		12,670.49035		12,670.49035		12,670.49035		12,670.49035		12,670.49035		12,080.735	10,476.19327		10,000
Average Annual Return, Percent	4.88%	10.87%
MSCI ACWI ex USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)
Account Value	$ 12,479.00976	$ 12,479.00976		12,479.00976		12,479.00976		12,479.00976		12,479.00976		12,479.00976		12,479.00976		12,479.00976		11,763.11486	10,386.12513		10,000
Average Annual Return, Percent	6.09%	10.13%
MSCI ACWI ex USA Small Cap Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)
Account Value	$ 11,768.60485	$ 11,768.60485		$ 11,768.60485		$ 11,768.60485		$ 11,768.60485		$ 11,768.60485		$ 11,768.60485		$ 11,768.60485		$ 11,768.60485		$ 11,552.19666	$ 10,241.31465		$ 10,000
Average Annual Return, Percent	1.87%	7.36%

[1]	The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20,2013) and has been adjusted to reflect the fees and expenses of Class R6.
[2]	The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.
[3]	The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.
[4]	The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.
[5]	Commenced operations on February 9, 2018.
[6]	Commenced operations on February 9, 2018.
[7]	Commenced operations on December 15, 2021.
[8]	Commenced operations on December 15, 2021.
[9]	Commenced operations on December 15, 2021.
[10]	Commenced operations on April 11, 2022.
[11]	Commenced operations on April 11, 2022.
[12]	Commenced operations on April 11, 2022.
[13]	Commenced operations on December 15, 2022.
[14]	Commenced operations on December 15, 2022.
[15]	Commenced operations on December 15, 2022.
[16]	Commenced operations on December 14, 2022.
[17]	Commenced operations on December 14, 2022.
[18]	Commenced operations on December 14, 2022.
[19]	Commenced operations on December 14, 2022.
[20]	Commenced operations on December 14, 2022.
[21]	Commenced operations on December 14, 2022.